Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended		83 Months Ended		106 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [10]	Dec. 31, 2025		Dec. 31, 2025	[4]	Dec. 31, 2025	[4]	Dec. 31, 2025
Copeland SMID Cap Dividend Growth Fund | Russell 3000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%		13.15%	[2],[3]	15.47%	[2]	13.97%	[3]
Copeland SMID Cap Dividend Growth Fund | Russell 2500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.91%		7.26%	[2],[3]	9.97%	[2]	9.21%	[3]
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(3.38%)		3.94%		6.26%
Performance Inception Date		Feb. 11, 2019
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.67%		5.42%				7.58%
Performance Inception Date		Feb. 27, 2017
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.81%		4.57%				6.87%
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.99%		4.10%				5.96%
Copeland Dividend Growth Fund | Russell 3000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.15%		13.15%						14.29%
Copeland Dividend Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.88%		14.42%						14.82%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.33%		7.51%						7.55%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.26%		5.30%						5.51%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.88%		5.61%						5.63%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class C shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.75%		7.98%						7.37%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class I shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.75%		8.96%						8.35%
Copeland International Small Cap Fund | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	31.85%	8.74%
Copeland International Small Cap Fund | MSCI World Index ex USA Small Cap Net Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]	29.26%	5.68%
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.96%	(2.53%)
Performance Inception Date		Dec. 28, 2021
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		19.17%	(0.94%)
Performance Inception Date		Dec. 28, 2021
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.98%	(1.27%)
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	11.93%	(0.60%)

[1]	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad U.S. equity market and is completely reconstituted annually to ensure new and growing equities are included. An investor cannot invest directly in an index.
[2]	Since the date of Class A shares inception, February 11, 2019.
[3]	Since the date of Class I shares inception, February 27, 2017.
[4]	The inception date of the Fund’s Class I shares is February 27, 2017. The inception date of the Fund’s Class A shares is February 11, 2019.
[5]	The Russell 2500 Total Return Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set. Investors cannot invest directly in an index or benchmark.
[6]	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market. The Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad U.S. equity market and is completely reconstituted annually to ensure new and growing equities are included. An investor cannot invest directly in an index.
[7]	The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leasing companies and covers approximately 80% of available market capitalization. An investor cannot invest directly in an index.
[8]	In certain cases, the Return after taxes on distributions and sale of the Fund shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of the Fund shares and provides an assumed tax benefit that increases the return.
[9]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 775 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.
[10]	The inception date of the Fund’s Class I shares and Class A shares is December 28, 2021.
[11]	The MSCI World ex USA Small Cap Net Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,172 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.
[12]	In certain cases, the Return after taxes on distributions and sale of Fund shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.